Estimates (Aggregate Amortization Expense Of Intangibles And Other Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation And Amortization [Member]
Reported in depreciation and amortization	$ 262	$ 288	$ 212